                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective after the close of business January 27, 2012, the following Portfolios of the Wells Fargo Funds Trust will no longer be available for allocation by contract owners:

Wells Fargo Advantage Disciplined U.S. Core Fund -- Class A
Wells Fargo Advantage Intrinsic Value Fund -- Class A
Wells Fargo Advantage Treasury Plus Money Market Fund -- Class A

Contract owners currently allocated to Subaccounts investing in these Portfolios may continue their allocations but if a contract owner allocates out of the Subaccount, reallocation to the Subaccount will not be permitted.

The Subaccount investing in the Wells Fargo Advantage Treasury Plus Money Market Fund -- Class A will remain available for new allocations only for the limited purpose of transfer of assets from the Separate Account upon notification of death of the Annuitant.

As a result, effective after the close of business January 27, 2012:

1. All references to Wells Fargo Advantage Disciplined U.S. Core Fund -- Class A and Wells Fargo Advantage Intrinsic Value Fund -- Class A are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus and the "Subaccounts" section of the prospectus, under Wells Fargo Advantage Trust -- Wells Fargo Advantage Treasury Plus Money Market Fund -- Class A, a footnote is added to state "The Subaccount investing in the Portfolio is only available for the limited purpose of transfer of assets from the Separate Account upon notification of death of the Annuitant."

In addition, effective after the close of business January 27, 2012, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

45150NY SUPPF 10/14/11

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         1%      2%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   4%      8%     12%     16%     20%
                                 ---------------------------------------------------------------------------------------------
                                 Evergreen Equity Trust -- Evergreen Enhanced S&P 500
                                 Fund -- Class A                                          4%      9%     12%     17%     20%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small Cap Fund -- Class A        2%      3%      5%      6%      8%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   0%      0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      0%      1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- Allianz NFJ International Value
                                 Fund -- Class A                                          1%      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund --Class A                     1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 20%     15%     10%      2%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       20%     15%     10%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       32%     22%     12%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class    5%      5%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          3%      3%      3%      3%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   3%      6%      9%     14%     17%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small- & Mid-Cap Fund --
                                 Class A                                                  1%      4%      6%      8%     10%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   1%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- Allianz NFJ International Value
                                 Fund -- Class A                                          1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A          8%      5%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 18%     14%      9%      4%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       17%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       20%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          3%      3%      2%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                4%      4%      3%      3%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

                                      3